Equity Based Compensation - Additional Information (Detail) - LCP Edge Intermediate, Inc. [Member] - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2018	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profit on incentive unit	$ 100
Weighted average profit on incentive unit					$ 3,323
Share based compensation expense	$ 0.2
Vested time vesting units		926
Unvested time vesting units		373
Compensation expense		$ 0.4
Time Vesting Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share outstanding	1,295	373	0			318
Time vesting units granted	178	1,473
Time vesting units vested		684
vesting units vesting time		5 years
Total unrecognized compensation related expense		$ 0.3		$ 0.3
Performance Vesting Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share outstanding	4,440	4,033	0			4,033
Time vesting units granted		4,973
Performance incentive units	533
Total unrecognized compensation related expense		$ 1.1		$ 1.1
2016 Equity Incentive Award Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant								6,679
2016 Equity Incentive Award Plan [Member] | Time Vesting Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share outstanding			1,509				1,509
Weighted average exercise price			$ 417				$ 417
Weighted average contactual term			7 years 3 months 19 days
Stock options cancelled	1,295
2016 Equity Incentive Award Plan [Member] | Performance Vesting Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share outstanding			5,082				5,082
Weighted average exercise price			$ 383				$ 383
Weighted average contactual term			7 years 1 month 6 days
Stock options cancelled	4,440